Debt (Tables)	3 Months Ended
Mar. 31, 2021
Debt
Schedule of Debt Instruments

The following table sets forth our debt (in thousands):

	March 31,	December 31,
	2021	2020
Term loan, due 2023 (as amended)	$158,223	$159,058
Convertible promissory notes	—	6,230
Total debt	158,223	165,288
Less: unamortized debt issuance costs	(328)	(358)
Total debt, net of unamortized debt issuance costs	157,895	164,930
Less: current portion of term loan	(4,888)	(4,470)
Less: convertible promissory notes	—	6,230
Total debt, net of current portion	$153,007	$154,230

Schedule of Maturities of the Principal Amount of Debt	The following table sets forth maturities of the principal amount of our term loan as of March 31, 2021 (in thousands):

Remainder of 2021	$3,757
2022	3,758
2023	150,708
Total	$158,223